Secured and Unsecured Debt (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 derivativecontract	Dec. 31, 2010
Secured and Unsecured Debt
Number of interest rate derivatives held (in contracts)	1
Amount reclassified from other comprehensive income over the next twelve months	$ 1,846
Notional amount of outstanding interest rate swap designated as a cash flow hedge	60,000	60,000
Derivatives designated as cash flow hedges | Interest rate swaps
Fair value of derivative instruments
Derivative liability recorded in other liabilities	$ 8,396	$ 2,092